Consolidated Cash Flow Statements (Parenthetical)		12 Months Ended
	Sep. 26, 2019 USD ($) shares	Dec. 31, 2020 USD ($) vessel
Condensed Cash Flow Statements, Captions [Line Items]
Number of vessels under construction		0
Number of vessels | vessel		19
Interest costs capitalised		$ 1,400,000
Right of use assets for vessels		$ 807,179,000
Number of bareboat chartered-in vessels		26
Lease liabilities		$ 632,474,000
Other related parties [member]
Condensed Cash Flow Statements, Captions [Line Items]
Related party receivables		26,697,000
Other related parties [member] | Scorpio MR Pool Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Related party receivables		9,751,000
Working capital reclassified amount		$ 23,600,000
Trafigura transaction [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of vessels under construction	4
Obligations under bareboat charter	$ 670,000,000.0
Consideration paid (received)	$ 803,000,000
Number of vessels delivered | vessel		4
Trafigura transaction [Member] | Vessel under construction [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares issued | shares	591,254
Number of vessels under construction	4
Obligations under the Agreements	$ 138,800,000
Trafigura transaction [Member] | Vessel delivered
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares issued | shares	3,981,619
Obligations under the Agreements	$ 531,500,000
Leasehold interest [Member] | Trafigura transaction [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of vessels	19
Asset acquisition [Member] | Trafigura transaction [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Minimum finance lease payments payable, at present value		$ 531,500,000
$670.0 Million Lease Financing [Member] | Trafigura transaction [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Obligations under bareboat charter		$ 138,800,000